Schedule of provision for income taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current
Federal
State	22,838	16,671	6,775
Foreign	77,664	41,552	26,464
Deferred
Federal
State
Foreign	3,114
Provision for income taxes	$ 103,616	$ 58,223	$ 33,239